Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation
Summary of stock option activity

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of December 31, 2025	848,966	$73.76	6.5	$—
Granted	174,500	$9.92	—	—
Exercised	(2,488)	$5.76	—	—
Forfeitures	(5,960)	$21.90	—	—
Outstanding as of June 30, 2026	1,015,018	$63.26	6.6	—
Exercisable as of June 30, 2026	709,995	$85.67	5.6	$—
(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2025 and June 30, 2026.

A summary of stock option activity for awards under the Plans is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2024	567,995	$105.96	7.3	$52
Granted	248,609	$19.80	—	—
Exercised	(1,214)	$18.60	—	—
Forfeitures	(77,495)	$41.76	—	—
Outstanding as of December 31, 2024	737,895	$83.84	7.1	$22
Granted	120,748	$9.33	—	—
Exercised	—	$—	—	—
Forfeitures	(9,677)	$37.74	—	—
Outstanding as of December 31, 2025	848,966	$73.76	6.5	—
Exercisable as of December 31, 2025	636,486	$94.11	5.8	$55
(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2025 and 2024.

Summary of stock based compensation expense recorded

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$112	$285	$236	$865
General and administrative	192	302	412	1,086
Total stock-based compensation expense	$304	$587	$648	$1,951

	December 31,
(in thousands)	2025	2024
Research and development	$1,345	$2,756
General and administrative	1,641	3,579
Total stock-based compensation expense	$2,986	$6,335

Summary of assumptions used in the Black Scholes option pricing model for stock options granted

	Six Months Ended
	June 30,
	2026		2025
Expected term	6.0	years	6.0	years
Expected volatility	91.0%		90.5%
Risk free interest rate	3.9%		4.4%
Expected dividend yield	—%		—%

The assumptions used in the Black-Scholes option-pricing model for stock options granted were as follows:

	Year Ended
	December 31,
	2025		2024
Expected term	6.0	years	5.8	years
Expected volatility	90.5%		83.3%
Risk free interest rate	4.4%		3.6 - 4.7%
Expected dividend yield	—%		—%